Share-based Payments - Summary of Vesting Details of Warrant (Detail)							12 Months Ended
	Nov. 10, 2017 EUR (€) € / shares shares	Oct. 28, 2016 EUR (€) € / shares shares	Mar. 14, 2016 EUR (€) € / shares shares	Sep. 08, 2015 EUR (€) € / shares shares	May 18, 2015 EUR (€) € / shares shares	Mar. 27, 2015 EUR (€) € / shares shares	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of warrants granted							1,460,000
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date	Nov. 10, 2017
Vesting period (years)	Graded
Plan expiration date	Nov. 10, 2027
Number of warrants granted	240,000
Share entitlement per warrant | shares	1
Exercise price (in euros per share) | €	€ 24.34
Valuation method used	Black- Scholes
Grant date share fair value (in euros per share)	€ 24.95
Expected volatility	64.70%
Average life of warrant	6 years
Discount rate	0.12%
Expected dividends	0.00%
Fair value per warrant (in euros per share)	€ 13.20
Vesting Period One [Member] | Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						Mar. 27, 2015
Vesting period (years)						Graded
Plan expiration date						Mar. 27, 2025
Number of warrants granted						130,000
Share entitlement per warrant | shares						1
Exercise price (in euros per share) | €						€ 38.45
Valuation method used						Black- Scholes
Grant date share fair value (in euros per share)						€ 32.15
Expected volatility						59.10%
Average life of warrant						6 years
Discount rate						0.42%
Expected dividends						0.00%
Fair value per warrant (in euros per share)						€ 13.95
Vesting Period Two [Member] | Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date						Mar. 27, 2015
Vesting period (years)						Graded
Plan expiration date						Mar. 27, 2025
Number of warrants granted						50,000
Share entitlement per warrant | shares						1
Exercise price (in euros per share) | €						€ 38.45
Valuation method used						Black- Scholes
Grant date share fair value (in euros per share)						€ 28.17
Expected volatility						59.10%
Average life of warrant						5 years 9 months 29 days
Discount rate						0.94%
Expected dividends						0.00%
Fair value per warrant (in euros per share)						€ 11.10
Vesting Period Three [Member] | Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date					May 18, 2015
Vesting period (years)					Graded
Plan expiration date					May 18, 2025
Number of warrants granted					50,000
Share entitlement per warrant | shares					1
Exercise price (in euros per share) | €					€ 29.58
Valuation method used					Black- Scholes
Grant date share fair value (in euros per share)					€ 28.17
Expected volatility					59.10%
Average life of warrant					6 years
Discount rate					0.94%
Expected dividends					0.00%
Fair value per warrant (in euros per share)					€ 13.51
Vesting Period Four [Member] | Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date				Sep. 08, 2015
Vesting period (years)				Graded
Plan expiration date				Sep. 08, 2025
Number of warrants granted				274,200
Share entitlement per warrant | shares				1
Exercise price (in euros per share) | €				€ 28.01
Valuation method used				Black- Scholes
Grant date share fair value (in euros per share)				€ 28.59
Expected volatility				60.50%
Average life of warrant				6 years
Discount rate				0.43%
Expected dividends				0.00%
Fair value per warrant (in euros per share)				€ 14.24
Vesting Period Five [Member] | Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date			Mar. 14, 2016
Vesting period (years)			Graded
Plan expiration date			Mar. 14, 2026
Number of warrants granted			229,361
Share entitlement per warrant | shares			1
Exercise price (in euros per share) | €			€ 27.37
Valuation method used			Black- Scholes
Grant date share fair value (in euros per share)			€ 22.48
Expected volatility			62.80%
Average life of warrant			6 years
Discount rate			0.04%
Expected dividends			0.00%
Fair value per warrant (in euros per share)			€ 10.51
Vesting Period Six [Member] | Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Date		Oct. 28, 2016
Vesting period (years)		Graded
Plan expiration date		Oct. 28, 2026
Number of warrants granted		188,000
Share entitlement per warrant | shares		1
Exercise price (in euros per share) | €		€ 18.68
Valuation method used		Black- Scholes
Grant date share fair value (in euros per share)		€ 16.42
Expected volatility		63.10%
Average life of warrant		6 years
Discount rate		0.00%
Expected dividends		0.00%
Fair value per warrant (in euros per share)		€ 7.88